Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (93.0)	$ (55.5)	$ (145.6)	$ (102.9)	$ (122.8)	$ (514.2)	$ (191.8)
Other comprehensive income (loss):
Foreign currency translation adjustment	1.5	2.6	1.7	(14.8)	8.7	9.8	(17.9)
Other comprehensive income (loss)	1.5	2.6	1.7	(14.8)	8.7	9.8	(17.9)
Comprehensive loss	$ (91.5)	$ (52.9)	$ (143.9)	$ (117.7)	$ (114.1)	$ (504.4)	$ (209.7)